Operating expenses	12 Months Ended
Dec. 31, 2023
Operating expense [Abstract]
Operating expenses
Note 11 – Operating expenses

Voyage expenses

(Dollars in thousands)	2023	2022	2021
Bunkers	$133,332	$154,182	$72,925
Other voyage related expenses	32,335	31,320	19,480
Total voyage expenses	$165,667	$185,502	$92,405

Voyage expenses relate to bunkers consumption and other voyage related expenses, such as broker commissions and port costs. Voyage expenses for time charter contracts are paid by the charterer, whereas voyage expenses for vessels operating in the spot market are paid by the Company. In 2023, the Company had a reduction in voyage expenses compared to 2022, and the decrease was mainly due to lower bunker prices in 2023. In 2022, the Company had more vessels operating in the spot market than in 2021, thereby driving an increase in voyage expenses.

Vessel operating expenses

(Dollars in thousands)	2023	2022	2021
Operating expenses	$68,554	$67,846	$71,609
Insurance	6,875	5,963	6,198
Total vessel operating expenses	$75,429	$73,809	$77,807

Vessel operating expenses relate to crewing, maintenance, stores and spares and other technical costs to operate our vessels.

General and administrative expenses

(Dollars in thousands)	2023	2022	2021
Total compensation to employees and Directors	$11,652	$11,763	$11,890
Office and administrative expenses	3,940	3,818	3,351
Audit, legal and consultancy	1,856	1,308	1,325
Total general and administrative expenses	$17,448	$16,889	$16,565

Stock compensation

The Company currently maintains the 2022 Incentive Compensation Plan (the “2022 Plan”) for the benefit of directors and senior management. Different awards may be granted under the 2022 Plan, including stock options, restricted shares/restricted stock units and cash incentive awards.

Restricted shares

Restricted shares can neither be transferred nor assigned by the participant.

Vesting conditions

Awards issued vest subject to continued employment or office, except in the event that a member of the board of directors ceases service on the board of directors prior to the applicable vesting date for any reason, in which case his or her restricted stock would immediately vest in full. The awards have graded vesting. For some of the awards there is an additional vesting condition requiring certain market conditions to be met.

The 2022 Plan may allow for different criteria for new grants.

Stock compensation series

	Number of	Vesting	Fair value
	shares/ options	Period	at grant date
Granted January 2020, restricted shares	460,000	3 years	$8.22
Granted January 2020, restricted shares	150,000	1 year	8.22
Granted January 2020, restricted shares	200,000	1 year	3.56
Granted January 2021, restricted shares	579,100	3 years	5.52
Granted January 2021, restricted shares	175,000	1 year	5.52
Granted January 2021, restricted shares	119,900	3 years	3.22
Granted January 2022, restricted shares	175,000	1 year	5.38
Granted January 2022, restricted shares	573,359	3 years	5.30
Granted January 2022, restricted shares	124,594	3 years	4.29
Granted January 2023, restricted shares	251,250	3 years	8.25
Granted January 2023, restricted shares	48,750	3 years	6.72
Granted January 2023, restricted shares	135,000	1 year	$8.25

The following reconciles the number of outstanding restricted common stock:

Restricted common stock
Outstanding at December 31, 2020	819,998
Granted	874,000
Exercised [1]	733,133
Forfeited	-
Outstanding at December 31, 2021	960,865

Outstanding at December 31, 2021	960,865
Granted	872,953
Exercised [1]	800,723
Forfeited	199,400
Outstanding at December 31, 2022	833,695

Outstanding at December 31, 2022	833,695
Granted	435,000
Exercised [1]	503,688
Forfeited	57,431
Outstanding at December 31, 2023	707,576

[1]    Does not include shares in lieu of dividends

Stock compensation expenses

(Dollars in thousands)	2023	2022	2021
Expense recognized from stock compensation	$3,313	$4,211	$4,371

The fair value on the vesting date for shares that vested in 2023 was $8.25 for 24,163 shares, $8.22 for 123,444 shares, $5.52 for 107,733 shares, $5.38 for 198,745 shares and $5.30 for 102,045 shares. The fair value on the vesting date for shares that vested in 2022 was $8.22 for 122,057 shares, $5.52 for 388,412 shares, $5.30 for 175,048 shares and $4.25 for 167,431 shares. The fair value on the vesting date for shares that vested in 2021 was $8.22 for 435,960 shares, $4.25 for 163,764 shares, $5.52 for 120,986 shares and $3.22 for 120,986 shares. All share-based compensation is equity-settled and no payments were made for the vested shares. The average contractual life for the outstanding stock compensation series was 1.08 years as of December 31, 2023.

Valuation of stock compensation
The fair value at grant date for the shares subject to market conditions is independently determined using a Monte Carlo simulation model that takes into account the grant date, the share price at grant date, the risk-free interest rate, the expected volatility, the expected dividends and the correlation coefficients. The expected price volatility is based on the historic volatility (based on the daily share price logarithmic returns for the contractual life of the restricted stock) adjusted for any expected changes to future volatility due to publicly available information.

In January 2023, a total of 300,000 shares of restricted stock were awarded to management for the year 2022. Of these shares 67,500 shares vested in January 2024, 67,500 shares will vest in January 2025 and 67,500 shares will vest in January 2026, subject to continued employment or office, as applicable, and 32,500 shares are forfeited, The fair value at grant date was equal to the share price at grant date. The remaining 65,000 shares will vest subject to certain market conditions prior to December 2025, and the calculated fair value was $8.25 per share for 32,500 shares and $6.72 per share for 32,500 shares. In January 2022, a total of 697,953 shares of restricted stock were awarded to management for the year 2021. Of these shares, 174,394 shares vested in March 2022, 99,788 shares vested in January 2023, 99,788 shares vested in January 2024, 99,789 shares will vest in January 2025, subject to continued employment or office, as applicable, and 199,263 shares are forfeited. The fair value at grant date was equal to the share price at grant date. The remaining 24,931 shares will vest subject to certain market conditions prior to December 2024 and the calculated fair value was $4.29 per share.

In January 2023, a total of 135,000 shares of restricted stock were awarded to the board of directors for the year 2022. The fair value at grant date was equal to the share price at grant date, and 22,500 shares vested in June 2023, while the rest of the shares will vest in June 2024. In January 2022, a total of 175,000 shares of restricted stock were awarded to the board of directors in for the year 2021. The fair value at grant date was equal to the share price at grant date and the shares vested in June 2023.

Compensation of Directors and Executives

Remuneration of Directors and Executives as a group:

(Dollars in thousands)	2023	2022	2021
Cash compensation	$2,425	$2,648	$5,050
Pension cost	125	165	219
Share compensation [1]	2,504	3,316	3,508
Total remuneration	$5,054	$6,129	$8,776

[1]     Share compensation reflects the expense recognized.

Shares held by Directors and Executives

	2023	2022	2021
Executives and Directors as a group [1]	2,143,973	1,908,331	2,958,894

[1]    Includes 498,818 (2022: 595,832, 2021: 725,665) shares of restricted stock subject to vesting conditions.

In connection with termination of an Executive’s employment, the President & Chief Executive Officer may be entitled to an amount equal to 18 months’ base salary and the Chief Financial Officer may be entitled to an amount equal to 12 months’ base salary. In certain circumstances, any unvested equity awards may become fully vested.

Prepaid expenses

(Dollars in thousands)	2023	2022
Prepaid voyage expenses	$4,006	$5,678
Prepaid vessel operating expenses	6,676	2,216
Other	2,875	2,655
Total prepaid expenses	$13,557	$10,550